Convertible Notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
		May 09, 2023	Apr. 18, 2023	Mar. 23, 2023	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Line items]
Aggregate purchase price paid				$ 291,000
Lowest potential reset price March 2025 before customary anti dilution adjustments					$ 28.2
Lowest potential reset price March 2024 before customary anti dilution adjustments					$ 1.89
Conversion price, terms of description				The conversion price of the U.S. Notes may be reset again on March 23, 2025, if the average of the daily volume-weighted average prices of the ADSs for the 30 consecutive trading days immediately preceding March 23, 2025, times 1.17 is below $36.20. The conversion price of the U.S. Notes, before considering customary anti-dilution adjustments, cannot be reset to lower than $27.20 on March 23, 2025.
Convertible notes					$ 324,395	$ 323,528
Bottom of Range
Convertible Notes [Line items]
Conversion price	[1]				$ 1.36	$ 1.36
Top of Range
Convertible Notes [Line items]
Conversion price	[1]				1.89	$ 2.52
HH Notes
Convertible Notes [Line items]
Conversion price					37.8
HH Notes | Bottom of Range
Convertible Notes [Line items]
Conversion price					1.89
HH Notes | Top of Range
Convertible Notes [Line items]
Conversion price					$ 37.8
Hillhouse | Swedish Notes
Convertible Notes [Line items]
Aggregate principal amount of convertible debt		$ 15,000
Hillhouse | HH Notes
Convertible Notes [Line items]
Convertible debt original discount rate		3.00%
Convertible notes premium rate to the last reported sale price of company Ads		17.00%
Convertible notes, Initial conversion price per ordinary share or ADS		$ 2.52
Convertible notes		$ 35,000
Convertible notes in financing after reflecting original issue of discount		$ 34,000
9.25% Convertible Senior PIK Notes due 2028
Convertible Notes [Line items]
Aggregate principal amount of convertible debt			$ 300,000	$ 300,000
Convertible debt interest rate			9.25%	9.25%
Convertible debt original discount rate				3.00%
Convertible notes interest rate				9.25%
Convertible notes interest rate, payable description				payable semi-annually in arrears in cash or in payment-in-kind, at Company’s option, on April 15 and October 15 of each year
Convertible notes interest rate, payable start date				Oct. 15, 2023
Convertible notes, maturity date				Sep. 14, 2028	Sep. 14, 2028
Convertible notes, Initial conversion price per ordinary share or ADS				$ 2.41
Conversion price					$ 36.2
Lowest potential reset price March 2024					1.81
Lowest potential reset price March 2025					27.2
Conversion of the convertible notes if the last reported sale price of the company ADSE equals or exceeds 200%				200.00%
9.25% Convertible Senior PIK Notes due 2028 | Bottom of Range
Convertible Notes [Line items]
Conversion price					1.81
9.25% Convertible Senior PIK Notes due 2028 | Top of Range
Convertible Notes [Line items]
Conversion price					36.2
9.25% Convertible Senior PIK Notes due 2028 | Swedish Notes
Convertible Notes [Line items]
Conversion price					1.81
Lowest potential reset price March 2025					$ 1.36
9.25% Convertible Senior PIK Notes due 2028 | Existing Shareholders, Nativus Company Limited, Verlinvest and Blackstone Funds
Convertible Notes [Line items]
Aggregate principal amount of convertible debt				$ 200,100
9.25% Convertible Senior PIK Notes due 2028 | Institutional Investors
Convertible Notes [Line items]
Aggregate principal amount of convertible debt				$ 99,900

[1]	The Convertible Notes are convertible at the option of each holder at a conversion price of $1.81-1.89 per ordinary share or per ADS, subject to customary anti-dilution adjustments and a conversion rate reset on March 23, 2025. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.